NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2024
NOTES RECEIVABLE
NOTES RECEIVABLE
4.	NOTES RECEIVABLE

As of December 31, 2023 and 2024, the total notes receivable balance were RMB77,598 and RMB78,827 and among which RMB10,168 and RMB37,904 were pledged as collateral for notes payable which has been recorded in accounts payables. No credit loss was recognized for the years ended December 31, 2022, 2023 and 2024.